Subsequent events - Additional Information (Details)	Oct. 29, 2025 USD ($)	Oct. 29, 2025 CNY (¥)	Sep. 05, 2025 USD ($)	Aug. 22, 2025 CNY (¥)	Aug. 21, 2025 USD ($)	Jul. 24, 2025 CNY (¥)	Oct. 30, 2025 $ / shares shares	Sep. 05, 2025 CNY (¥)	Aug. 21, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Subsequent Event [Line Items]
Short-term borrowings										$ 4,187,839	¥ 30,000,000	¥ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Short-term borrowings			$ 1,326,149		$ 418,784			¥ 9,500,000	¥ 3,000,000
Line of credit facility, expiration date			Sep. 03, 2026		Jun. 23, 2026
Line of credit facility, interest rate during period			3.45%		3.85%
Proceeds from Collection of Other Receivables	$ 500,000	¥ 3,581,800
Subsequent Event [Member] | Share Incentive Plan [Member] | Stock Compensation Plan [Member]
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Shares Expected to be Issued | shares							3,300,000
Share Based Compensation Arrangement By Share Based Payment Award Shares Par value | $ / shares							$ 0.0001
Share Based Compensation Arrangement By Share Based Payment Award Shares Granted | shares							0
Subsequent Event [Member] | building purchase agreement [Member]
Subsequent Event [Line Items]
Asset Acquisition, Consideration Transferred, Other Assets | ¥				¥ 500,000		¥ 13,522,689
Payments to Acquire Productive Assets | ¥				¥ 3,500,000